Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2021	2022	2023

Numerator
Net (loss)/income	(35,123,208)	34,253,365	51,936,829
Less: Undistributed earnings allocated to non-vested shares	—	216,168	813,111

Net income/(loss) attributable to common shareholders, basic	(35,123,208)	34,037,197	51,123,689

Denominator
Weighted average number of shares outstanding, basic	37,858,437	37,961,560	37,166,449

Weighted average number of shares outstanding, diluted	37,858,437	37,961,673	37,236,951

(Loss)/Earnings per share, basic	(0.93)	0.90	1.38

(Loss)/Earnings per share, diluted	(0.93)	0.90	1.37